Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	$ 5,710,690	$ 5,672,439
Additions	2,837	123,122
Assets classified as held for sale	(2,232,857)
Exchange differences	172,312	(84,871)
Cost at ending	3,652,982	5,710,690
Accumulated amortization at beginning	3,409,739	2,836,189
Amortization charged for the year	357,744	434,125
Impairment of intangible assets	603,677	188,797
Assets classified as held for sale	(1,926,389)
Exchange differences	151,067	(49,372)
Accumulated amortization at Ending	2,595,838	3,409,739
Net book value	1,057,144	2,300,951
Computer software [member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	1,040,620	919,222
Additions	2,837	123,122
Assets classified as held for sale
Exchange differences	84,156	(1,724)
Cost at ending	1,127,613	1,040,620
Accumulated amortization at beginning	888,683	830,600
Amortization charged for the year	38,123	60,190
Impairment of intangible assets
Assets classified as held for sale
Exchange differences	79,806	(2,107)
Accumulated amortization at Ending	1,006,612	888,683
Net book value	121,001	151,937
Right-of-use Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	111,483	114,659
Additions
Assets classified as held for sale
Exchange differences	4,801	(3,176)
Cost at ending	116,284	111,483
Accumulated amortization at beginning	111,483	114,659
Amortization charged for the year
Impairment of intangible assets
Assets classified as held for sale
Exchange differences	4,801	(3,176)
Accumulated amortization at Ending	116,284	111,483
Net book value
Customer base [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	806,588	829,560
Additions
Assets classified as held for sale	(243,950)
Exchange differences	28,611	(22,972)
Cost at ending	591,249	806,588
Accumulated amortization at beginning	766,629	706,271
Amortization charged for the year	40,658	81,147
Impairment of intangible assets
Assets classified as held for sale	(243,950)
Exchange differences	27,912	(20,789)
Accumulated amortization at Ending	591,249	766,629
Net book value		39,959
Technical know-how [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	472,650	486,112
Additions
Assets classified as held for sale	(480,930)
Exchange differences	8,280	(13,462)
Cost at ending		472,650
Accumulated amortization at beginning	134,431	82,956
Amortization charged for the year	54,715	54,600
Impairment of intangible assets	98,032
Assets classified as held for sale	(289,533)
Exchange differences	2,355	(3,125)
Accumulated amortization at Ending		134,431
Net book value		338,219
Security Surveillance system [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	1,482,014	1,524,224
Additions
Assets classified as held for sale	(1,507,977)
Exchange differences	25,963	(42,210)
Cost at ending		1,482,014
Accumulated amortization at beginning	782,849	699,123
Amortization charged for the year	90,698	104,673
Impairment of intangible assets	505,645
Assets classified as held for sale	(1,392,906)
Exchange differences	13,714	(20,947)
Accumulated amortization at Ending		782,849
Net book value		699,165
Intelligent Cloud Platform [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	1,604,111	1,604,580
Additions
Assets classified as held for sale
Exchange differences	3,237	(469)
Cost at ending	1,607,348	1,604,111
Accumulated amortization at beginning	532,440	402,580
Amortization charged for the year	133,550	133,515
Impairment of intangible assets
Assets classified as held for sale
Exchange differences	5,215	(3,655)
Accumulated amortization at Ending	671,205	532,440
Net book value	936,143	1,071,671
Assets under construction - Cash Management Systems [Member]
Schedule of Intangible Assets, Net [Line Items]
Cost at beginning	193,224	194,082
Additions
Assets classified as held for sale
Exchange differences	17,264	(858)
Cost at ending	210,488	193,224
Accumulated amortization at beginning	193,224
Amortization charged for the year
Impairment of intangible assets		188,797
Assets classified as held for sale
Exchange differences	17,264	4,427
Accumulated amortization at Ending	210,488	193,224
Net book value